Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Risk Management
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	20,919,764	16,220,423	3,978,032
Other receivables	1,695,159	3,052,075	748,515
Amount due from related parties	2,457,382	4,529,037	1,110,739
Cash and bank balances	80,243,158	72,605,810	17,806,452
	105,315,463	96,407,345	23,643,738

Financial assets at FVTPL
Other investment	—	1,006,240	246,779

Financial liabilities at amortized cost
Trade payables	(18,315,260)	(34,236,294)	(8,396,393)
Other payables and accrued liabilities	(8,951,463)	(17,471,394)	(4,284,830)
Convertible securities payable	(64,170,406)	(52,819,830)	(12,953,974)
Bank and other borrowings	(63,340,867)	(110,286,692)	(27,047,626)
Amount due to related parties	(3,901,595)	(469,425)	(115,126)
	(158,679,591)	(215,283,635)	(52,797,949)

Schedule of Foreign Currency Risk Based on the Carrying Amounts

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As of June 30, 2026	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,077	3,106,083

Financial liabilities in foreign currencies
Trade payables	(407,217)	(13,661,429)
Other payables	—	(47,244)
	(407,217)	(13,708,673)

	CNY	USD
As of December 31, 2025	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,116	2,117,602

Financial liabilities in foreign currencies
Trade payables	(1,432,416)	(870,994)
Other payables	—	(47,244)
	(1,432,416)	(918,237)

Schedule of Foreign Currencies

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)
	RM	RM
United States Dollar	91,152	(805,797)
Chinese Yuan Renminbi	(108,703)	(30,791)

Schedule of Financial Liabilities

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 5 years	More than 5 years
	RM	RM	RM	RM	RM
As of June 30, 2026
Trade payables	34,236,294	34,236,294	34,236,294	—	—
Other payables and accrued liabilities	17,471,394	17,471,394	17,471,394	—	—
Convertible securities payable	52,819,830	52,819,830	52,819,830	—	—
Bank and other borrowings	110,286,692	117,496,300	88,362,161	15,792,923	13,341,216
Lease liabilities	553,103	553,103	81,808	471,295	—
Amount due to related parties	469,425	469,425	469,425	—	—
	215,836,738	223,046,346	192,971,487	16,264,218	13,341,216
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 5 years	More than 5 years
	USD	USD	USD	USD	USD
As of June 30, 2026
Trade payables	8,396,393	8,396,393	8,396,393	—	—
Other payables and accrued liabilities	4,284,830	4,284,830	4,284,830	—	—
Convertible securities payable	12,953,974	12,953,974	12,953,974	—	—
Bank and other borrowings	27,047,625	28,815,770	21,670,671	3,873,188	3,271,911
Lease liabilities	135,647	135,647	20,063	115,584	—
Amount due to related parties	115,126	115,126	115,126	—	—
	52,933,595	54,701,740	47,441,057	3,988,772	3,271,911

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 5 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2025
Trade payables	18,315,260	18,315,260	18,315,260	—	—
Other payables and accrued liabilities	8,951,463	8,951,463	8,951,463	—	—
Convertible securities payable	64,170,406	64,170,406	64,170,406	—	—
Bank and other borrowings	63,340,867	67,741,152	46,998,342	16,109,886	4,632,924
Lease liabilities	708,629	744,000	462,000	282,000	—
Amount due to related parties	3,901,595	4,047,143	4,047,143	—	—
	159,388,220	163,969,424	142,944,614	16,391,886	4,632,924